Major commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Notes To Financial Statements [Abstract]
Minimum rental payments for operating leases and minimum lease payments for capital leases in each of the next five years and thereafter

Minimum rental payments for operating leases having initial non-cancelable lease terms of more than one year and minimum lease payments for capital leases in each of the next five years and thereafter are as follows:

In millions	Operating	Capital

2013	$134	$219
2014	103	268
2015	83	109
2016	61	296
2017	49	144
2018 and thereafter	246	196
	$676	1,232
Less: imputed interest on capital leases at rates ranging from approximately 0.7% to 8.5%		249
Present value of minimum lease payments included in debt		$983

Provision for personal injury and other claims in Canada

       As at December 31, 2012, 2011 and 2010, the Company's provision for personal injury and other claims in Canada was as follows:

In millions	2012	2011	2010
Balance January 1	$199	$200	$178
Accruals and other	55	31	59
Payments	(45)	(32)	(37)
Balance December 31	$209	$199	$200

Current portion - Balance December 31	$39	$39	$39

Provision for personal injury and other claims in the U.S.
In millions	2012	2011	2010
Balance January 1	$111	$146	$166
Accruals and other	28	30	7
Payments	(34)	(65)	(27)
Balance December 31	$105	$111	$146

Current portion - Balance December 31	$43	$45	$44

Provision for specific environmental sites
As at December 31, 2012, 2011 and 2010, the Company's provision for specific environmental sites was as follows:

In millions	2012	2011	2010
Balance January 1	$152	$150	$103
Accruals and other	(5)	17	67
Payments	(24)	(15)	(20)
Balance December 31	$123	$152	$150

Current portion - Balance December 31	$31	$63	$34